SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details)(Paranthetical) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Due to related parties		$ 2,183,663	$ 1,734,660
Ms Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	206,023	343,529
Ms.Cheung and Mr Lao and Ms.Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 128,274	$ 73,896

[1]	As of June 30, 2026 and December 31, 2025, the amounts due to Ms. Wong, the Company’s former Chief Executive Officer, are $206,023 and $343,529, respectively, which are unsecured, interest free and have no fixed terms of repayment.